NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	6 Months Ended
Jun. 30, 2023
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITIONFixed assetsIntangible assets other than goodwill

(amounts in thousands of euros)	Notes	IP R&D and Other intangible assets
GROSS VALUE
As of December 31,2022		1,668
Business combination	4.1.2	17,098
Increase		—
Decrease		—
FX rate impact		—
Reclassification		—
As of June 30, 2023		18,766

ACCUMULATED AMORTIZATION AND IMPAIRMENT
As of December 31,2022		(1,663)
Increase		(2)
Decrease		—
FX rate impact		—
As of June 30, 2023		(1,665)

NET VALUE
As of December 31, 2022		5
As of June 30, 2023		17,101
Business Combination

Accounting Policy
The Company accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of acquired businesses are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Transaction costs are expensed as incurred.

If share-based payment awards (replacement awards) are required to be exchanged for awards held by the acquiree's employees (acquiree's awards), then all or a portion of the amount of the acquirer's replacement awards is included in measuring the consideration transferred in the business combination. This determination is based on the market-based measure of the replacement awards compared with the market-based measure of the acquiree's awards and the extent to which the replacement awards relate to pre-combination service .

On June 23, 2023, ERYTECH acquired 100% of the shares and voting interests in Pherecydes Pharma S.A. in exchange for the Company’s shares. The Company determined it obtained control of Pherecydes Pharma and it is the accounting acquirer as this date. On the same date, Pherecydes Pharma S.A. was merged into the Company.
Taking control of Pherecydes Pharma S.A. will enable the Company to work towards becoming a global leader in phage therapy and other medical needs caused by antimicrobial resistance.
Contribution of Pherecydes Pharma S.A. to the Company’s total expenses and net loss for the six months ended June 30, 2023 is immaterial. If the acquisition had occurred on January 1, 2023, management estimates that consolidated loss for the 6 months ended June 30, 2023 would have been approximately €17.9M. This increase in consolidated loss relates mainly to operating expenses net of research tax credit income.

A.      Consideration transferred (acquisition price)
The following table summarizes the acquisition date fair value of each major class of consideration transferred.

(In thousands of Euros)	Note
Equity instruments	i	24,642
Replacement share-based payment awards	ii	436
Total consideration transferred (acquisition price)		25,078
i.Equity instruments issued (numbers presented before the reverse stock split)
The fair value of the ordinary shares issued was based on the listed share price of the Company;

	Number of shares	Share price	Value (€ thousands)
Shares issued on May 15, 2023	3,101,745	0.95	2,956
Shares issued on June 23, 2023	26,575,894	0.82	21,686
Total	29,677,639		24,642
Consideration transferred to obtain control was made in 2 installments, the first on May 15, 2023 at an Erytech share price of €0.95, and the second on June 23, 2023 at an Erytech share price of €0.82.
ii.     Replacement share-based payment awards
ln accordance with the terms of the acquisition agreement, the Group exchanged equity-settled share-based payment awards held by employees of Pherecydes Pharma S.A. (the acquiree's awards) for equity settled share-based payment awards of the Company (the replacement awards). Refer to note 3.3.3 for details of the replacement awards. The portion of the amount of the acquirer's replacement awards included in the measurement of the consideration transferred amounts to €436 thousand.
The portion of the amount of the acquirer's replacement awards included as a share-based payment expense for the 6 months ended June 30, 2023 amounts to €436 thousand.
B.      Acquisition-related costs
The total acquisition costs incurred amount to €3,413 thousand and are included in general and administrative expenses (see note 3.3.2).
C.     Fair value of identifiable assets acquired and liabilities assumed at acquisition date

(in thousands of euros)	Note	06/30/2023 IFRS
Intangible assets	4.1.1	17,098
Property, plant and equipment	4.1.3	485
Rights of use	4.2	478
Other non-current assets		83
Other current assets		1,925
Cash and cash equivalents		30
Financial liabilities	4.6	(2,936)
Lease obligations	4.7	(456)
Other non-current liabilities		(49)
Other current liabilities		(5,085)
Net assets acquired		11,575
i. Measurement of fair values
The valuation techniques used for measuring the fair value of the IP R&D was a discounted cash-flow model. The fair value is estimated as the present value of net cash flows expected to be generated by the intellectual property of two identified R&D projects.
The provisional fair value amount of Pherecydes Pharma's assets includes the valuation of in progress research and development recorded under intangible assets in the amount of €17,070 thousand:
•IP osteoarticular infections on prostheses (PJI) for €14,404 thousand ;
•IP endocarditis (EnDoCom) for €2,666 thousand.
Fair values measured on a provisional basis
The fair value of Pherecydes Pharma's intangible assets (IP R&D) has been measured provisionally, pending completion of an independent valuation at of the acquisition date.
If new information obtained within one year of the date of acquisition about facts and circumstances that existed at the date of acquisition identifies adjustments to the above amounts, or any additional provisions that existed at the date of acquisition, then the accounting for the acquisition will be revised.
D.     Provisional Goodwill
Provisional Goodwill arising from the acquisition has been recognized as follows:

(In thousands of Euros)	Note
Consideration transferred (acquisition price)	A	25,078
Fair value of identifiable net assets	C	-11,575
Provisional Goodwill		13,503
Property, plant and equipment

(amounts in thousands of euros)	General equipment, fixtures and fittings	Plant, equipment and tooling	Office equipment and computers	Assets under construction	TOTAL
GROSS VALUE
As of December 31,2022	2,914	3,111	750	—	6,775
Business combination	346	110	29	—	485
Increase	0	53	0	—	53
Decrease	(155)	0	0	—	(155)
FX rate impact	(2)	(2)	(1)	—	(5)
Reclassification	0	0	0	—	0
As of June 30, 2023	3,103	3,272	778	—	7,155

ACCUMULATED DEPRECIATION AND IMPAIRMENT
As of December 31, 2022	(2,701)	(2,957)	(725)	—	(6,383)
Depreciation	(16)	(49)	(9)	—	(74)
Impairment	—	—	—	—	—
Decrease	155	—	—	—	155
FX rate impact	2	1	—	—	3
Reclassification	—	—	—	—	—
As of As of June 30, 2023	(2,560)	(3,005)	(734)	—	(6,299)

NET VALUE
As of December 31, 2022	213	154	25	—	393
As of June 30, 2023	543	267	44	—	857

The main changes in the first half of 2023 relate to the business combination with Pherecydes Pharma, with a value of €485 thousand.
Right of use

(amounts in thousands of euros)	Buildings	Plant, equipment and tooling	Transport equipment	Office equipment and computers	TOTAL
GROSS VALUE
As of December 31, 2022	5,673	954	119	118	6,864
Business combination	205	273			478
Increase			17		17
Decrease					—
FX rate impact					—
Reclassification					—
As of June 30, 2023	5,878	1,227	136	118	7,359

ACCUMULATED DEPRECIATION AND IMPAIRMENT
As of December 31, 2022	(3,116)	(954)	(92)	(118)	(4,280)
Increase	(210)		(13)		(223)
Decrease	87	—	—	—	87
FX rate impact	—	—	—	—	—
Reclassification	0	—	—	—	—
As of June 30, 2023	(3,239)	(954)	(105)	(118)	(4,416)

NET VALUE
As of December 31, 2022	2,557	—	27	—	2,584
As of June 30, 2023	2,639	273	31	—	2,943
The remaining right of use net book value of €2,943 thousand is mainly related to the Bioserra building lease in Lyon (France) for €2,433 thousand.
Business combination additions relate to leases acquired in connection with the merger with Pherecydes (see Note 4.1.2) and include:
•Nantes premises for €64K;
•Roussel premises for €141K;
•Research equipment for €205K.
Trade receivables and other current assets

(amounts in thousands of euros)	12/31/2022	6/30/2023
Trade and other receivables	76	245
Total current trade receivables	76	245
Research Tax Credit	1,484	2,603
Other receivables (including tax and social receivables)	973	1,251
Net investment in a sublease	43	0
Deposits related to leased premises	121	(40)
Advance payments and deposits to suppliers	342	342
Prepaid expenses	805	1,331
Total other current assets	3,769	5,488
Research Tax Credit
The Company benefits from the provisions in Articles 244 quater B and 49 septies F of the French Tax Code related to the Research Tax Credit.
As of June 30, 2023, the CIR receivables included Research Tax Credit of €1,484 thousand for the 2022 financial year, €243 thousand for the CIR estimate for the first half of 2023 and €876 thousand from Pherecydes merger (CIR estimate for the first half 2023).
Prepaid expenses
As of December 31, 2022 and June 30, 2023, prepaid expenses are mainly related to insurance expense.
Cash and cash equivalents

(amounts in thousands of euros)	12/31/2022	06/30/2023
Current account	26,676	13,105
Term deposits	12,113	12,084
Total cash and cash equivalents as reported in statement of financial position	38,789	25,189
Bank overdrafts	—	—
Total cash and cash equivalents as reported in statement of cash flow	38,789	25,189

As of December 31, 2022 and June 30, 2023, term deposits included a term deposit of €12 million with a maturity of one month and deposits of €0.1 million convertible into cash immediately.
Shareholders’ equity
As of June 30, 2023, the Parent company's share capital comprised 6,075,105 shares (60,751,053 shares before reverse share split, see Note 2.9), fully paid up, with a nominal value of 1.00 euro. During the first half of 2023, the Company carried out the following capital increases (adjusted for the effects of the reverse share split):
•May 2023, issue of 3,101,745 ordinary shares before reverse share split
•June 2023, issue of 26,630,756 ordinary shares before reverse share split
Financial liabilities

(amounts in thousands of euros)	Convertible notes	Conditional advances	Bank loans	Other	Total
As of December 31, 2022	—	—	10,071	41	10,112
Business combination	—	603	2,313		2,916
Increase	—	—	12	—	12
Fair value of embedded derivatives					—
Amortized cost					—
Conversion					—
Extinguishment of conditional advance					—
Repayment	—	—	(1,243)	(39)	(1,282)
FX rate impact				(3)	(3)
As of June 30, 2023	—	603	11,153	(1)	11,753
Financial liabilities by maturity

June 30, 2023 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Convertible notes	—	—	—	—	—
Conditional advances	121	481	—	—	603
Bank loans	3,198	6,784	1,169	—	11,151
Other	1	—	—	—	1
Total financial liabilities	3,321	7,265	1,169	—	11,753
Convertible notes The possibility for the Company to issue additional tranches has expired as the BEOCABSA may be exercised in tranches over a period of 24 months from June 25, 2020, i.e. until June 25, 2022. As of June 2023, 303,030 warrants remained outstanding (corresponding to 30,303 warrants after reverse split). Conditional advances
The €603 thousand business combination increase in conditional advances is due to the acquisition of Pherecydes, and concerns the Phagogram project (€118 thousand), the E.Coli project (€169 thousand) and the Phagosclin project (€345 thousand).
Amounts resulting from the advantage of the conditional advance not bearing interest at a market rate are considered as grants. The impact on Pherecydes contracts is €29 thousand.
Bank loansThe business combination increase during the first half of the year corresponds mostly to the PGE of Pherecydes Pharma for €2,000 thousand over 5 years at an interest rate of 2.25%, and a bank loan of €300 thousand over 7 years at an interest rate of 2.25%.Lease liabilities

(in thousands of euros)	Lease Liabilities
As of December 31, 2022	3,455
Business combination	456
Increase without cash impact	17
Repayment	(414)
Decrease without cash impact	(127)
FX rate impact	(1)
Capitalized interests	—
Reclassification	—
As of June 30, 2023	3,387

Lease liabilities by maturity

(in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
As of June 30, 2023	828	1,255	1,303	0	3,387
Trade payables and other current liabilities

(amounts in thousands of euros)	12/31/2022	06/30/2023
Vendors	1,562	4,336
Vendors - accruals	3,553	4,785
Total trade and other payables	5,115	9,121
Social liabilities, taxation and social security	2,799	3,554
Fixed assets payables	—	—
Deferred revenue	51	420
Other payables	59	59
Total other current liabilities	2,909	4,033
The increase in trade and other payables is mostly due to a €3,300 thousand increase resulting from the merger with Pherecydes.
The increase in other current liabilities include a €1,339 thousand increase in accrued social and tax liabilities and a €416 thousand increase in deferred revenue resulting from the merger with Pherecydes.
Financial instruments recognized in the consolidated statement of financial position and effect on net income (loss)

As of December 31, 2022 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other non-current financial assets	195			195		195
Other current financial assets	464			464		464
Trade and other receivables	76			76		76
Other current assets	1,798			1,798		1,798
Cash and cash equivalents (2)	38,789	38,789				38,789
Total financial assets	41,322	38,789	—	2,533	—	41,322
Financial liabilities - non current portion (3)	7,547				7,547	7,547
Lease liabilities - non current portion (4)	2,680				2,680	2,680
Financial liabilities - current portion (3)	2,565				2,565	2,565
Lease liabilities - current portion (4)	775				775	775
Trade and other payables	5,115				5,115	5,115
Other current liabilities (6)	2,858				2,858	2,858
Total financial liabilities	21,540	—	—	—	21,540	21,540

As of June 30, 2023 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other non-current financial assets	205			205		205
Other current financial assets	302			302		302
Trade and other receivables	245			245		245
Other current assets	3,854			3,854		3,854
Cash and cash equivalents (2)	25,189	25,189				25,189
Total financial assets	29,795	25,189	—	4,606	—	29,795
Financial liabilities - non current portion (3)	8,552				8,552	8,552
Lease liabilities - non current portion (4)	2,559				2,559	2,559
Financial liabilities - current portion (3)	3,201				3,201	3,201
Lease liabilities - current portion (4)	828				828	828
Trade and other payables	9,120				9,120	9,120
Other current liabilities (5)	3,613				3,613	3,613
Total financial liabilities	27,873	—	—	—	27,873	27,873
(1)The carrying amount of these assets and liabilities is a reasonable approximation of their fair value.
(2)Cash and cash equivalents are comprised of money market funds and time deposit accounts, which are measured using level 1 measurements.
(3)The fair value of financial liabilities is determined using level 2 measurements.
(4)The fair value of lease liabilities is determined using level 2 measurements.
(5)Excluding current liabilities accruals